[CHAPMAN AND CUTLER LETTERHEAD]

June 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827, 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 214 and under the Investment Company Act of 1940, as amended, Amendment No. 215 to the Registrant’s registration statement on Form N-1A (the “Amendment”).  The Amendment relates to Innovator S&P 500 Buffer ETF™ – June, Innovator S&P 500 Power Buffer ETF™ – June and Innovator S&P 500 Ultra Buffer ETF™ – June, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective immediately.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures